Schedule III - Real Estate and Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate And Accumulated Depreciation
Real Estate and Accumulated Depreciation - Operating Leases
Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investments (b)	Gross Amount at which Carried at Close of Period (c) - Land	Gross Amount at which Carried at Close of Period (c) - Buildings	Gross Amount at which Carried at Close of Period (c) - Total	Accumulated Depreciation (c)	Date Acquired	Life on which Depreciation in Latest Statement of Income is Computed
Real Estate Under Operating Leases:
Industrial, warehouse/distribution, and office facilities in Englewood, CA and industrial facility in Chandler, AZ	$6,774	$3,380	$8,885	$-	$3	$3,380	$8,888	$12,268	$1,898	Jun. 2004	40 yrs.
Industrial and office facilities in Hampton, NH	12,558	9,800	19,960	-	(14,952)	4,454	10,354	14,808	3,199	Jul. 2004	40 yrs.
Land in Alberta, Calgary, Canada	1,396	2,247	-	-	699	2,946	-	2,946	-	Aug. 2004	N/A
Office facility in Tinton Falls, NJ	8,030	1,700	12,934	-	-	1,700	12,934	14,634	2,681	Sep. 2004	40 yrs.
Industrial facility in The Woodlands, TX	22,838	6,280	3,551	27,331	-	6,280	30,882	37,162	5,637	Sep. 2004	40 yrs.
Office facility in Southfield, MI	7,508	1,750	14,384	-	-	1,750	14,384	16,134	2,862	Jan. 2005	40 yrs.
Industrial facility in Cynthiana, KY	3,414	760	6,885	524	2	760	7,411	8,171	1,428	Jan. 2005	40 yrs.
Industrial facility in Buffalo Grove, IL	8,146	2,120	12,468	-	-	2,120	12,468	14,588	2,480	Jan. 2005	40 yrs.
Office and industrial facilities in Lumlukka, Thailand and warehouse/distribution and office facilities in Udom Soayudh Road, Thailand	15,471	8,942	10,547	6,174	6,553	11,150	21,066	32,216	4,036	Jan. 2005	40 yrs.
Industrial facility in Allen, TX and office facility in Sunnyvale, CA	12,778	10,960	9,933	-	-	10,960	9,933	20,893	1,956	Feb. 2005	40 yrs.
Industrial facilities in Sandersville, GA; Erwin, TN; and Gainsville, TX	2,859	1,190	5,961	-	(1,376)	570	5,205	5,775	1,025	Feb. 2005	40 yrs.
Office facility in Piscataway, NJ	72,131	19,000	70,490	-	(308)	18,692	70,490	89,182	13,730	Mar. 2005	40 yrs.
Land in Stuart, FL; Trenton and Southwest Harbor, ME; and Portsmouth, RI	9,351	20,130	-	-	(2,835)	17,295	-	17,295	-	May 2005	N/A
Industrial facilities in Peru, IL; Huber Heights, Lima, and Sheffield, OH; and Lebanon, TN; and an office facility in Lima, OH	15,525	1,720	23,439	-	-	1,720	23,439	25,159	4,468	May 2005	40 yrs.
Industrial facility in Cambridge, Canada	6,242	800	8,158	-	2,309	1,017	10,250	11,267	1,953	May 2005	40 yrs.
Education facility in Nashville, TN	5,839	200	8,485	140	-	200	8,625	8,825	1,613	Jun. 2005	40 yrs.
Industrial facility in Ramos Arizpe, Mexico	-	390	3,227	6	2	390	3,235	3,625	603	Jul. 2005	40 yrs.
Warehouse/distribution facility in Norwich, CT	12,991	1,400	6,698	28,357	2	2,600	33,857	36,457	5,797	Aug. 2005	40 yrs.
Industrial facility in Glasgow, Scotland	6,191	1,264	7,885	-	(5,135)	490	3,524	4,014	976	Aug. 2005	40 yrs.
Industrial facility in Aurora, CO	3,091	460	4,314	-	(728)	460	3,586	4,046	654	Sep. 2005	40 yrs.
Warehouse/distribution facility in Kotka, Finland	6,325	-	12,266	-	1,122	-	13,388	13,388	3,176	Oct. 2005	29 yrs.
Warehouse/distribution facility in Plainfield, IN	21,150	1,600	8,638	18,185	-	4,200	24,223	28,423	3,870	Nov. 2005	40 yrs.
Residential facility in Blairsville, PA (d)	14,417	648	2,896	23,295	-	1,046	25,793	26,839	3,620	Dec. 2005	40 yrs.
Residential facility in Laramie, WY (d)	16,575	1,650	1,601	21,450	-	1,650	23,051	24,701	3,308	Jan. 2006	40 yrs.
Warehouse/distribution and industrial facilities in Houston, Weimar, Conroe, and Odessa, TX	7,232	2,457	9,958	-	190	2,457	10,148	12,605	2,507	Mar. 2006	20 - 30 yrs.
Office facility in Greenville, SC	9,535	925	11,095	-	57	925	11,152	12,077	2,282	Mar. 2006	33 yrs.
Retail facilities in Maplewood, Creekskill, Morristown, Summit, and Livingston, NJ	32,621	10,750	32,292	-	98	10,750	32,390	43,140	6,051	Apr. 2006	35 - 39 yrs.
Warehouse/distribution facilities in Alameda, CA and Ringwood, NJ	5,539	1,900	5,882	-	(3,351)	1,090	3,341	4,431	956	Jun. 2006	40 yrs.
Industrial facility in Amherst, NY	9,302	500	14,651	-	-	500	14,651	15,151	3,134	Aug. 2006	30 yrs.
Industrial facility in Shah Alam, Malaysia	7,920	-	3,927	3,496	712	-	8,135	8,135	939	Sep. 2006	35 yrs.
Warehouse/distribution facility in Spanish Fork, UT	7,945	1,100	9,448	-	-	1,100	9,448	10,548	1,457	Oct. 2006	40 yrs.
Industrial facilities in Georgetown, TX and Woodland, WA	3,359	800	4,368	3,693	2,570	1,737	9,694	11,431	1,130	Oct. 2006	40 yrs.
Office facility in Washington, MI	28,755	7,500	38,094	-	-	7,500	38,094	45,594	5,794	Nov. 2006	40 yrs.
Office and industrial facilities in St. Ingbert and Puttlingen, Germany	9,027	1,248	10,921	-	(6,806)	475	4,888	5,363	1,012	Dec. 2006	40 yrs.
Warehouse/distribution facilities in Flora, MS and Muskogee, OK	3,645	335	5,816	-	-	335	5,816	6,151	885	Dec. 2006	40 yrs.
Various transportation and warehouse facilities throughout France	28,086	4,341	6,254	4,521	22,805	29,663	8,258	37,921	1,646	Dec. 2006, Mar. 2007	30 yrs.
Industrial facility in Fort Collins, CO	8,087	1,660	9,464	-	-	1,660	9,464	11,124	1,420	Dec. 2006	40 yrs.
Industrial facility in St. Charles, MO	13,075	2,300	15,433	-	-	2,300	15,433	17,733	2,315	Dec. 2006	40 yrs.
Industrial facilities in Salt Lake City, UT	5,047	2,575	5,683	-	-	2,575	5,683	8,258	887	Dec. 2006	38 - 40 yrs.
Warehouse/distribution facilities in Atlanta, Doraville, and Rockmart, GA	56,414	10,060	72,000	6,816	-	10,060	78,816	88,876	12,440	Feb. 2007	30 - 40 yrs.
Industrial facility in Tuusula, Finland	15,010	1,000	16,779	8	(127)	991	16,669	17,660	2,956	Mar. 2007	32 yrs.
36 retail facilities throughout Germany	355,014	83,345	313,770	30,459	(10,587)	82,626	334,361	416,987	52,674	Apr. 2007	30 - 40 yrs.
Industrial facility in Nashville, TN	-	1,872	14,665	-	(7,886)	1,320	7,331	8,651	1,440	Jun. 2007, Jul. 2007	28 - 35 yrs.
Industrial facility in Sacramento, CA	29,653	-	42,478	3	-	-	42,481	42,481	5,752	Jul. 2007	40 yrs.
Industrial facility in Guelph, Canada	6,277	4,592	3,657	-	(4,368)	2,006	1,875	3,881	254	Jul. 2007	40 yrs.
Retail facilities in Wichita, KS and Oklahoma City, OK and warehouse/distribution facility in Wichita, KS	7,493	2,090	9,128	8	-	2,090	9,136	11,226	1,649	Jul. 2007	30 yrs.
Industrial facility in Beaverton, MI	1,968	70	3,608	-	16	70	3,624	3,694	635	Oct. 2007	30 yrs.
Industrial facilities in Evansville, IN; Lawrence, KS; and Baltimore, MD	27,352	4,890	78,288	-	(120)	4,770	78,288	83,058	13,048	Dec. 2007	30 yrs.
Warehouse/distribution facility in Suwanee, GA	15,957	1,950	20,975	-	-	1,950	20,975	22,925	2,622	Dec. 2007	40 yrs.
Industrial facilities in Colton, CA; Bonner Springs, KS; and Dallas, TX and land in Eagan, MN	22,708	10,430	32,063	-	(764)	10,430	31,299	41,729	4,180	Mar. 2008	30 - 40 yrs.
Industrial facility in Ylamylly, Finland	9,018	58	14,220	1,519	(2,176)	49	13,572	13,621	1,472	Apr. 2008	40 yrs.
Industrial facility in Nurieux-Volognat, France	-	1,478	15,528	-	(6,453)	1,256	9,297	10,553	1,101	Jun. 2008	38 yrs.
Industrial facility in Windsor, CT	-	425	1,160	-	(188)	425	972	1,397	112	Jun. 2008	39 yrs.
Office and industrial facilities in Wolfach, Bunde, and Dransfeld, Germany	-	2,554	13,492	-	(6,260)	2,166	7,620	9,786	1,143	Jun. 2008	30 yrs.
Warehouse/distribution facilities in Gyal and Herceghalom, Hungary	43,472	12,802	68,993	-	(4,968)	11,916	64,911	76,827	8,903	Jul. 2009	25 yrs.
Hospitality facility in Miami Beach, FL	-	6,400	42,156	35,441	-	6,400	77,597	83,997	4,365	Sep. 2009	40 yrs.
Sports facilities in Salt Lake City, UT and St. Charles, MO	3,275	3,789	2,226	-	-	3,789	2,226	6,015	128	May 2011	40 yrs.
Fitness and recreational facility in Houston, TX	3,859	1,397	1,596	-	-	1,397	1,596	2,993	105	May 2011	29.7 yrs.
Land in Scottsdale, AZ	6,676	10,731	-	-	-	10,731	-	10,731	-	May 2011	N/A
Warehouse/distribution facility in Burlington, NJ	8,280	4,281	18,565	-	(16,105)	951	5,790	6,741	342	May 2011	40 yrs.
Industrial facility in Albuquerque, NM	4,773	1,762	3,270	-	-	1,763	3,269	5,032	185	May 2011	40 yrs.
Warehouse/distribution facilities in Champlin, MN; Robbinsville, NJ; Radford, VA; and North Salt Lake City, UT	6,411	6,020	18,121	-	(3,191)	5,571	15,379	20,950	882	May 2011	40 yrs.
Industrial facilities in Welcome, NC; Murrysville, PA; and Wylie, TX	-	5,010	14,807	-	-	5,010	14,807	19,817	815	May 2011	40 yrs.
Warehouse/distribution facility in Rock Island, IL	-	2,171	3,421	-	-	2,171	3,421	5,592	192	May 2011	40 yrs.
Retail facility in Torrance, CA	22,760	4,321	13,405	-	-	4,321	13,405	17,726	820	May 2011	40 yrs.
Office facility in Houston, TX	4,158	1,606	3,380	-	-	1,606	3,380	4,986	190	May 2011	40 yrs.
Industrial facility in Doncaster, United Kingdom	5,048	1,831	1,485	-	(153)	1,771	1,392	3,163	119	May 2011	21.7 yrs.
Retail and warehouse/distribution facilities in Johnstown and Whitehall, PA	4,721	5,296	11,723	-	-	5,296	11,723	17,019	754	May 2011	30.3 yrs.
Retail and warehouse/distribution facilities in York, PA	9,811	3,153	12,743	-	-	3,153	12,743	15,896	687	May 2011	40 yrs.
Industrial facility in Pittsburgh, PA	-	717	9,254	-	-	717	9,254	9,971	559	May 2011	40 yrs.
Warehouse/distribution facilities in Harrisburg, NC; Atlanta, GA; Cincinnati, OH; and Elkwood, VA	-	5,015	9,542	-	-	5,015	9,542	14,557	531	May 2011	40 yrs.
Warehouse/distribution facilities in Boe, Carpiquet, Mans, Vendin Le Vieil, Lieusaint, Lagnieu, Luneville, and St. Germain de Puy, France	71,359	16,575	81,145	127	(7,992)	14,179	75,676	89,855	5,041	May 2011	40 yrs.
Educational facilities in Chandler, AZ; Fleming Island, FL; Ackworth, GA; Hauppauge and Patchogue, NY; Sugar Land, TX; Hampton, VA; and Silverdale, WA	-	3,827	5,044	-	(698)	3,399	4,774	8,173	334	May 2011	29.6 yrs.
Land in Midlothian, VA	1,631	2,709	-	-	-	2,709	-	2,709	-	May 2011	N/A
Retail facilities Fairfax, VA and Lombard, IL	11,251	5,650	19,711	-	-	5,650	19,711	25,361	1,126	May 2011	33.6 yrs.
Retail facilities in Kennesaw, GA and Leawood, KS	14,758	4,420	18,899	-	-	4,420	18,899	23,319	1,080	May 2011	40 yrs.
Retail facility in South Tulsa, OK	4,735	2,282	2,471	-	-	2,282	2,471	4,753	161	May 2011	30 yrs.
Industrial facilities in South Windsor, CT	-	5,802	7,580	-	(3,333)	5,170	4,879	10,049	269	May 2011	N/A
Industrial and office facilities in Elgin, IL; Bozeman, MT; and Nashville, TN	9,561	5,029	6,982	-	-	5,029	6,982	12,011	390	May 2011	40 yrs.
Warehouse/distribution facilities in Lincolnton, NC and Mauldin, SC	10,864	3,304	5,935	-	(1,970)	2,350	4,919	7,269	265	May 2011	40 yrs.
Warehouse/distribution facilities in Valdosta, GA and Johnson City, TN	9,494	3,112	8,451	-	-	3,112	8,451	11,563	479	May 2011	40 yrs.
Industrial and warehouse/distribution facilities in Westfield, MA	-	2,048	9,756	-	-	2,048	9,756	11,804	537	May 2011	34.7 yrs.
Warehouse/distribution and office facilities in Davenport, IA and Bloomington, MN	-	4,060	8,258	-	-	4,061	8,257	12,318	442	May 2011	40 yrs.
Industrial facility in Gorinchem, Netherlands	5,050	5,518	1,617	-	(907)	4,924	1,304	6,228	52	May 2011	40 yrs.
Educational facilities in Union, NJ; Allentown and Philadelphia, PA; and Grand Prairie, TX	-	3,960	5,055	-	-	3,960	5,055	9,015	275	May 2011	40 yrs.
Industrial facility in Salisbury, NC	6,892	3,723	4,053	-	-	3,723	4,053	7,776	221	May 2011	40 yrs.
Industrial facility in San Clemente, CA	-	3,199	7,694	-	-	3,199	7,694	10,893	452	May 2011	40 yrs.
Industrial and office facilities in Plymouth, MI and Twinsburg, OH	-	3,345	10,370	-	(1,259)	3,012	9,444	12,456	539	May 2011	40 yrs.
Office facilities in Lindon, UT	-	1,441	3,116	-	-	1,441	3,116	4,557	177	May 2011	40 yrs.
Office facility in Lafayette, LA	1,960	874	1,137	-	-	874	1,137	2,011	63	May 2011	40 yrs.
Industrial facility in Richmond, MO	5,734	1,977	2,107	-	-	1,977	2,107	4,084	115	May 2011	34.8 yrs.
Warehouse/distribution facility in Dallas, TX	6,578	665	3,587	-	-	665	3,587	4,252	226	May 2011	30.8 yrs.
Office facility in Turku, Finland	35,289	1,950	31,151	-	(3,581)	1,740	27,780	29,520	1,378	May 2011	40 yrs.
Industrial, warehouse/distribution, and office facilities in Waterloo, WI	-	3,852	3,384	-	-	3,852	3,384	7,236	354	May 2011	20.3 yrs.
Retail facilities in several cities in the following states: Arizona, California, Florida, Illinois, Massachusetts, Maryland, Michigan, and Texas	19,585	3,671	9,056	-	-	3,671	9,056	12,727	494	May 2011	40 yrs.
Warehouse/distribution, office, and industrial facilities in Perris, CA; Eugene, OR; West Jordan, UT; and Tacoma, WA	-	4,374	5,049	-	-	4,375	5,048	9,423	272	May 2011	40 yrs.
Industrial facility in Carlsbad, CA	-	1,233	2,714	1,064	-	1,233	3,778	5,011	280	May 2011	30.8 yrs.
Multiplex motion picture theaters in Port St. Lucie and Pensacola, FL	7,282	4,837	4,493	-	-	4,837	4,493	9,330	248	May 2011	40 yrs.
Theater in Hickory Creek, TX	-	1,923	4,045	-	-	1,923	4,045	5,968	228	May 2011	34 yrs.
Industrial facilities in Fort Dodge, IN and Oconomowoc, WI	9,859	2,002	6,056	-	-	2,002	6,056	8,058	529	May 2011	23.5 yrs.
Industrial facility in Mesa, AZ	5,863	3,236	2,681	-	-	3,236	2,681	5,917	149	May 2011	34.5 yrs.
Industrial facility in North Amityville, NY	8,789	3,657	6,153	-	-	3,657	6,153	9,810	356	May 2011	40 yrs.
Warehouse/distribution facilities in Greenville, SC	-	1,413	6,356	-	-	1,413	6,356	7,769	452	May 2011	27.8 yrs.
Industrial facilities in Clinton Township, MI and Upper Sandusky, OH	8,362	2,575	7,507	-	(969)	2,382	6,731	9,113	379	May 2011	40 yrs.
Land in Elk Grove Village, IL	1,060	1,911	-	-	-	1,911	-	1,911	-	May 2011	N/A
Office facility in Houston, TX	-	1,115	5,837	-	-	1,115	5,837	6,952	331	May 2011	40 yrs.
Industrial facility in Shelburne, VT	-	1,087	1,626	-	-	1,088	1,625	2,713	104	May 2011	30.6 yrs.
Industrial facilities in City of Industry, CA; Florence, KY; Chelmsford, MA; and Lancaster, TX	-	3,743	7,468	-	(671)	3,506	7,034	10,540	410	May 2011	7 - 40 yrs.
	$1,396,839	$463,997	$1,649,933	$212,617	$(83,077)	$470,809	$1,772,661	$2,243,470	$242,648

Real Estate and Accumulated Depreciation - DFL
Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investment(b)	Gross Amount at which Carried at Close of Period Total	Date Acquired
Direct Financing Method:
Office and industrial facilities in Leeds, United Kingdom	$14,553	$6,908	$21,012	$-	$(1,482)	$26,438	May 2004
Industrial facility in Alberta, Calgary, Canada	2,133	-	3,468	41	993	4,502	Aug. 2004
Industrial facilities in Kearney, MO; Fair Bluff, NC; York, NE; Walbridge, OH; Middlesex Township, PA; Rocky Mount, VA; and Martinsburg, WV; and a warehouse/distribution facility in Fair Bluff, NC	13,031	2,980	29,191	-	(1,488)	30,683	Aug. 2004
Retail facilities in Vantaa, Finland and Linkoping, Sweden	16,015	4,279	26,628	50	(3,409)	27,548	Dec. 2004
Industrial and office facilities in Stuart, FL and industrial facilities in Trenton and Southwest Harbor, ME and Portsmouth, RI	17,520	-	38,189	-	(5,784)	32,405	May 2005
Warehouse/distribution and office facilities in Newbridge, United Kingdom	14,104	3,602	21,641	3	(3,237)	22,009	Dec. 2005
Office facility in Marktheidenfeld, Germany	14,209	1,534	22,809	-	(1,439)	22,904	May 2006
Retail facilities in Socorro, El Paso and Fabens, TX	13,464	3,890	19,603	31	(2,133)	21,391	Jul. 2006
Various transportation and warehouse facilities in France	20,275	23,524	33,889	6,814	(38,040)	26,187	Dec. 2006
Industrial facility in Bad Hersfeld, Germany	24,355	13,291	26,417	68	(3,481)	36,295	Dec. 2006
Retail facility in Gronau, Germany	3,961	414	3,789	-	(134)	4,069	Apr. 2007
Industrial facility in St. Ingbert, Germany	-	1,610	29,466	-	(3,658)	27,418	Aug. 2007
Industrial facility in Mt. Carmel, IL	2,285	56	3,528	-	(32)	3,552	Oct. 2007
Industrial facility in Elma, WA	3,655	1,300	5,261	-	(569)	5,992	Feb. 2008
Industrial facility in Eagan, MN	4,626	-	8,267	-	(618)	7,649	Mar. 2008
Industrial facility in Monheim, Germany	-	2,210	10,654	-	(3,188)	9,676	Jun. 2008
Office facility in Scottsdale, AZ	26,885	-	43,779	-	(566)	43,213	May 2011
Industrial facility in Dallas, TX	-	2,160	10,770	-	(27)	12,903	May 2011
Industrial and manufacturing facilities in Old Fort and Albemarie, NC; Holmesville, OH and Springfield, TN	9,875	6,801	21,559	-	(169)	28,191	May 2011
Multiplex theater facility in Midlothian, VA	9,123	-	15,781	-	(630)	15,151	May 2011
Educational facility in Mooresville, NC	4,416	1,913	15,997	-	(469)	17,441	May 2011
Multiplex motion picture theater in Pensacola, FL	7,286	-	12,551	-	-	12,551	May 2011
Industrial facility in Ashburn Junction, VA	-	2,965	18,475	-	(215)	21,225	May 2011
Warehouse/distribution facility in Elk Grove Village, IL	4,679	-	8,660	-	(222)	8,438	May 2011
	$226,450	$79,437	$451,384	$7,007	$(69,997)	$467,831

Real Estate and Accumulated Depreciation - Operating Real Estate
Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Initial Cost to Company - Personal Property	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investments (b)	Gross Amount at which Carried at Close of Period (c) - Land	Gross Amount at which Carried at Close of Period (c) - Buildings	Gross Amount at which Carried at Close of Period (c) - Personal Property	Gross Amount at which Carried at Close of Period (c) - Total	Accumulated Depreciation (c)	Date Acquired	Life on which Depreciation in Latest Statement of Income is computed
Operating Real Estate:
Hotel in Bloomington, MN	$19,610	$3,976	$7,492	$-	$35,904	$-	$3,976	$38,456	$4,940	$47,372	$8,335	Sep. 2006	40 yrs.
Hotel in Memphis, TN	27,362	4,320	29,929	3,635	3,424	(3,115)	4,320	30,049	3,824	38,193	7,672	Sep. 2007	30 yrs.
	$46,972	$8,296	$37,421	$3,635	$39,328	$(3,115)	$8,296	$68,505	$8,764	$85,565	$16,007

Schedule III Footnote - Real Estate
	Reconciliation of Real Estate Subject to
	Operating Leases
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$2,265,576	$1,730,421	$1,696,872
Additions	2,647	647,129	6,432
Reclassification from real estate under construction	-	-	82,513
Reclassification from other assets	-	-	6
Deconsolidation of real estate asset	-	(40,153)	(7,271)
Reclassification to assets held for sale	(6,563)	(2,903)	(398)
Impairment charges	(10,772)	(19,748)	(2,835)
Dispositions	(23,255)	(24,751)	(4,021)
Foreign currency translation adjustment	15,837	(24,419)	(40,877)
Balance at close of year	$2,243,470	$2,265,576	$1,730,421

Schedule III Footnote - Accumulated Depreciation
	Reconciliation of Accumulated Depreciation for
	Real Estate Subject to Operating Leases
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$190,316	$145,957	$112,385
Depreciation expense	52,054	51,376	37,555
Dispositions	(1,384)	(570)	(369)
Deconsolidation of real estate asset	-	(3,617)	(1,373)
Reclassification to assets held for sale	(145)	(52)	(129)
Foreign currency translation adjustment	1,807	(2,778)	(2,112)
Balance at close of year	$242,648	$190,316	$145,957

Schedule III Footnote - Operating Real Estate
	Reconciliation of Operating Real Estate
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$85,087	$84,772	$83,718
Additions	478	315	1,054
Balance at close of year	$85,565	$85,087	$84,772

Schedule III Footnote - Operating Real Estate Accumulated Depreciation
	Reconciliation of Accumulated Depreciation for
	Operating Real Estate
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$12,823	$9,623	$6,448
Depreciation expense	3,184	3,200	3,175
Balance at close of year	$16,007	$12,823	$9,623